Expense Example {- Money Market Portfolio} - 03.31 FIMM Funds Class 2 Combo PRO-09 - Money Market Portfolio - Class II	May 29, 2021 USD ($)
Expense Example:
1 year	$ 34
3 years	112
5 years	198
10 years	$ 452